CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,032	$ 2,008	$ 1,193	$ 5,620	$ 3,575	$ 5,583	$ 2,874
Cost of revenue	2,031	1,859	1,073	5,238	3,321	5,179	2,799
Gross profit	1	149	120	382	254	404	75
Operating Expenses:
General and administrative	1,035	897	897	3,951	3,592	4,807	5,800
Engineering, research and development	160	132	132	363	259	299	643
Sales and marketing	598	561	561	2,188	1,699	2,448	1,281
Total operating expenses	1,793	2,003	1,590	6,502	5,550	7,554	7,724
Loss from operations	(1,792)	(1,854)	(1,470)	(6,120)	(5,296)	(7,150)	(7,649)
Other income (expense):
Warrant expense			0			0	(107)
Gain on payroll tax settlement						0	2,263
Loss on extinguishment of debt (Note 1)	0	(5,159)	(5,159)	0	(12,551)	(12,551)	(5,620)
Derivative liability income (expense)	574	440	440	1,100	3,963	3,936	(293)
Other derivative expense	(565)	0	0	(565)	0
Equity in losses of joint venture	24		(117)	14	(386)	(389)	(74)
Interest and other expense, net	(109)	(220)	(220)	(374)	(1,124)	(1,232)	(3,376)
Total other expense		(138)	(5,056)			(10,236)	(7,207)
Net loss	(1,868)	(1,992)	(6,526)	(5,945)	(15,394)	(17,386)	(14,856)
Net loss attributable to noncontrolling interest	0	0	17	2	57	57	0
Net loss attributable to ThermoEnergy Corporation	(1,868)	(1,992)	(6,509)	(5,943)	(15,337)	(17,329)	(14,856)
Deemed dividend on Series B Convertible Preferred Stock		0	0			0	(1,894)
Net loss attributable to ThermoEnergy Corporation common stockholders		$ (1,992)	$ (6,509)			$ (17,329)	$ (16,750)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.03)	$ (0.11)	$ (0.06)	$ (0.27)	$ (0.30)	$ (0.31)
Weighted average shares used in computing loss per share, basic and diluted	111,015,893	57,748,620	56,867,098	97,509,352	56,506,905	56,819,885	54,041,586